Revenue by Categories - Schedule of Revenue Recognized from Receipt of Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	$ 463,330	$ 284,106	$ 198,199
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	434,600	284,106	179,408
Revenue recognized in U.S. dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	$ 28,730		$ 18,791